Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Postretirement Benefit Plans
Postretirement Benefit Plans
Employees of EQT operate EQM's assets. EQT charges EQM for the payroll and benefit costs associated with these individuals and for retirees of Equitrans, the owner of EQM's FERC-regulated transmission, storage and gathering systems. EQT carries any obligations for employee-related benefits in its financial statements.
EQT terminated the EQT Corporation Retirement Plan for Employees (the Retirement Plan), a defined benefit pension plan, effective December 31, 2014. On March 2, 2016, the IRS issued a favorable determination letter for the termination of the Retirement Plan. On June 28, 2016, EQT purchased annuities from and transferred the Retirement Plan assets and liabilities to American General Life Insurance Company. In the third quarter of 2016, EQM reimbursed EQT approximately $5.2 million for its proportionate share of such funding related to retirees of Equitrans. The settlement charge is expected to be recoverable in FERC approved rates and thus was recorded as a regulatory asset that will be amortized for rate recovery purposes over a period of 16 years.
Equitrans' retirees participated in the Retirement Plan prior to its termination. Excluding the pension termination settlement payments described above, for the years ended December 31, 2016 and 2015, EQM reimbursed EQT approximately $1.9 million and $0.4 million, respectively, for the funding of the Retirement Plan and was allocated expenses associated with the Retirement Plan of $0.1 million and $0.5 million, respectively.
EQM contributes to a defined contribution plan sponsored by EQT. The contribution amount is a percentage of allocated base salary. In 2017, 2016 and 2015, EQM was charged its contribution percentage through the EQT payroll and benefit costs discussed in Note 5.
EQM recognizes expenses for ongoing post-retirement benefits other than pensions, which are subject to recovery in the approved rates. Expenses recognized by EQM for the years ended December 31, 2017, 2016 and 2015 for ongoing post-retirement benefits other than pensions were approximately $1.2 million each year.